Great-West Multi-Manager Small Cap Growth Fund
Fund Summary
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Great-West Multi-Manager Small Cap Growth Fund		Institutional Class	Initial Class	Class L
Management Fees		0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		none	none	0.25%
Other Expenses	[1]	none	0.35%	0.35%
Administrative Services Fees		none	0.35%	0.35%
Total Annual Fund Operating Expenses		0.90%	1.25%	1.50%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the fees and expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Great-West Multi-Manager Small Cap Growth Fund - USD ($)	1 Year	3 Years
Institutional Class	92	287
Initial Class	127	397
Class L	153	474

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalization companies, which we define as companies with market capitalizations within or below the range of the Russell 2000® Index at the time of purchase. The highest market capitalization of any company in the Russell 2000® Index was approximately $6.528 billion as of July 31, 2015, and is expected to change frequently.

The Fund may invest in U.S. and foreign, including emerging markets, companies. Foreign companies may be traded on U.S. or non-U.S. securities exchanges, may be denominated in the U.S. Dollar or other currencies, and may include American Depositary Receipts (“ADRs”). The Fund may also invest in micro-capitalization companies.

The Fund’s investment portfolio is managed by three sub-advisers: Peregrine Capital Management, Inc. (“Peregrine”), Putnam Investment Management, LLC. (“Putnam”) and Lord, Abbett & Co. LLC (“Lord Abbett”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”). GWCM maintains a strategic asset allocation of the Fund’s assets with each Sub-Adviser. The Sub-Advisers seek to invest in securities of issuers with above average potential for growth. Specifically, Peregrine seeks long-term capital appreciation by investing in small-capitalization companies that are similar in size to issuers included in the Russell 2000® Index; Putnam seeks capital appreciation by investing mainly in common stocks of small U.S. companies that are similar in size to issuers included in the Russell 2000® Growth Index, with a focus on growth stocks; and Lord Abbett seeks long-term capital appreciation by investing principally in equity securities of micro-capitalization companies that, at the time of purchase, are similar in size to companies in the Russell Microcap® Index or have a market capitalization that is under $1 billion.

The Fund’s investment objective and principal investment strategies are non-fundamental and can be changed by the Fund’s Board of Directors without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders of any change in its 80% policy as described above.
Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price. Foreign securities also include ADRs, which may be less liquid than the underlying shares in their primary trading market.

Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Multi-Manager Risk - Each Sub-Adviser makes investment decisions independently. It is possible that the security selection process of the Sub-Advisers may not complement one another and the Fund may have buy and sell transactions in the same security on the same day. The Sub-Advisers selected may underperform the market generally or other sub-advisers that could have been selected.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Fund and indirectly by shareholders).

Small and Micro-Cap Company Securities Risk - The stocks of small- and micro-capitalization companies often involve more risk and volatility than those of larger companies. Among other things, small- and micro-capitalization companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Small and micro-cap securities have lower trading volume and are less liquid than larger, more established companies.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Performance
No performance data is provided because the Fund had not commenced operations as of the date of this Prospectus. The information will appear in a future version of this Prospectus after the Fund has annual returns for one complete calendar year.